Convertible Notes Payable - Additional Information (Detail) $ in Millions	9 Months Ended
	Dec. 31, 2019 USD ($) shares	Sep. 26, 2019 USD ($) Promissory_Notes	Aug. 01, 2019 USD ($) Promissory_Notes
Accrued Interest [Member]
Convertible Notes Payable [Line Items]
Accrued interest waived	$ 0.6
Common Stock
Convertible Notes Payable [Line Items]
Exchange of Common Stock | shares	3,500,000
RTW Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Number of promissory notes issued | Promissory_Notes			2
Debt face amount		$ 22.5	$ 25.0
Debt instrument, interest rate			5.00%
Prepayment		$ 2.5
BVF Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Number of promissory notes issued | Promissory_Notes		4
Debt face amount		$ 10.0
Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Conversion of convertible notes into common stock | shares	7,156,495